Note 15 - Restructuring Costs and Other (Details) - Restructuring Liabilities - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Other adjustments and reclasses			$ (12)	$ (12)		$ (11)
Restructuring Charges			52
Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Balance			83					$ 83
Utilization/cash payments			(88)
Other adjustments and reclasses	[1]		(12)
Restructuring Charges			43
Predecessor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			49
Restructuring Charges			45
Predecessor [Member] | Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			3
Successor [Member]
Restructuring Cost and Reserve [Line Items]
Balance		$ 35		27		34
Utilization/cash payments		(19)		(50)		(57)
Other adjustments and reclasses		1 [2]		(12)	[3]	(11)	[4]
Balance		34	35	11		27		34
Restructuring Charges		17		37		56
Successor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				45		58
Restructuring Charges				37		56		17
Successor [Member] | Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				1		3
Employee Severance [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Balance	[5]		38					38
Utilization/cash payments	[5]		(48)
Other adjustments and reclasses	[1],[5]		(3)
Employee Severance [Member] | Predecessor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]		38
Employee Severance [Member] | Predecessor [Member] | Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]		3
Employee Severance [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Balance	[5]	28		22		26
Utilization/cash payments	[5]	(15)		(36)		(47)
Other adjustments and reclasses	[5]			(12)	[3]	(11)	[4]
Balance	[5]	26	28	7		22		26
Restructuring Charges	[5]	13
Employee Severance [Member] | Successor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]			32		51
Employee Severance [Member] | Successor [Member] | Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]			1		3
Facility Closing [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Balance	[5]		45					45
Utilization/cash payments	[5]		(32)
Other adjustments and reclasses	[1],[5]		(9)
Facility Closing [Member] | Predecessor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]		3
Facility Closing [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Balance	[5]	7		5		8
Utilization/cash payments	[5]	(3)		(5)		(5)
Other adjustments and reclasses	[2],[5]	1
Balance	[5]	8	7	4		5		$ 8
Restructuring Charges	[5]	3
Facility Closing [Member] | Successor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]			4		2
Long-lived Asset Impairments and Inventory Write-downs [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Utilization/cash payments	[5]		(4)
Long-lived Asset Impairments and Inventory Write-downs [Member] | Predecessor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]		4
Long-lived Asset Impairments and Inventory Write-downs [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Utilization/cash payments	[5]	(1)		(1)		(3)
Restructuring Charges	[5]	$ 1
Long-lived Asset Impairments and Inventory Write-downs [Member] | Successor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]			1		3
Accelerated Depreciation [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Utilization/cash payments	[5]		(4)
Accelerated Depreciation [Member] | Predecessor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]		$ 4
Accelerated Depreciation [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Utilization/cash payments	[5]			(8)		(2)
Accelerated Depreciation [Member] | Successor [Member] | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[5]			$ 8		$ 2

[1]	The $(12) million includes $(5) million for amounts reclassified as Liabilities subject to compromise, $(4) million of severance-related charges for pension plan curtailments, which were reclassified to Pension and other postretirement liabilities and $(3) million of reserve adjustments due to the application of fresh start accounting, which were recorded in Reorganization items
[2]	The $1 million represents foreign currency translation adjustments
[3]	The $(12) million includes $(9) million of severance related charges for pension plan special termination benefits, which were reclassified to Pension and other postretirement liabilities and $(3) million of foreign currency translation adjustments
[4]	The $(11) million includes $(8) million of severance related charges for pension plan special termination benefits, which were reclassified to Pension and other postretirement liabilities and $(3) million of foreign currency translation adjustments
[5]	The severance and exit costs reserves require the outlay of cash, while long-lived asset impairments, accelerated depreciation and inventory write-downs represent non-cash items.